SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2024 and 2023:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2024	2023	2024	2023	2024	2023	2024	2023
Corporate debentures	$822,156	$835,856	$779	$1,299	$(4,552)	$(16,582)	$818,383	$820,573
U.S. Treasuries	92,902	51,207	50	93	(51)	(741)	92,900	50,559
U.S. Government Agencies	8,060	2,841	4	3	(32)	—	8,033	2,844
	$923,118	$889,904	$833	$1,395	$(4,635)	$(17,323)	$919,316	$873,976

Scheduled Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2024 are as follows:

	Amortized cost	Estimated fair value
Due within one year	$207,335	$206,850
Due after one year through five years	715,783	712,466
	$923,118	$919,316

Schedule of Unrealized Losses and Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2024 and 2023 are as indicated in the following tables:

	December 31, 2024
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$370,114	$(3,123)	$167,185	$(1,429)	$537,299	$(4,552)
U.S. Treasuries	$5,949	$(22)	$10,068	$(29)	$16,017	$(51)
U.S. Government Agencies	$5,075	$(32)	$—	$—	$5,075	$(32)
	$381,138	$(3,177)	$177,253	$(1,458)	$558,391	$(4,635)

	December 31, 2023
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$103,904	$(993)	$541,497	$(15,589)	$645,401	$(16,582)
U.S. Treasuries	12,369	(127)	29,249	(614)	41,618	(741)
	$116,273	$(1,120)	$570,746	$(16,203)	$687,019	$(17,323)